PROPERTY, PLANT AND EQUIPMENT (Net Carrying Amount) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
IfrsStatementLineItems [Line Items]
At January 1		¥ 1,203	¥ 1,512
Disposal	$ 1	6	96	¥ 30
At December 31	112	715	1,203	1,512
Depreciation charge	80	510	565	534
Net book Value	112		1,203	1,512
Buildings [member]
IfrsStatementLineItems [Line Items]
At January 1		37	40
At December 31	6	34	37	40
Net book Value	6		37	40
Machinery [member]
IfrsStatementLineItems [Line Items]
At January 1		72	79
At December 31	10	55	72	79
Net book Value	10		72	79
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
At January 1		915	1,142
At December 31	73	472	915	1,142
Net book Value	73		915	1,142
Office equipment [member]
IfrsStatementLineItems [Line Items]
At January 1		179	251
At December 31	23	154	179	251
Net book Value	$ 23		179	251
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
At January 1		4,505	4,420
Additions		28	266
Disposal		(70)	(130)
Foreign exchange difference		(26)	(51)
At December 31		4,437	4,505	4,420
Depreciation charge		884	156
Net book Value			4,505	4,420
Gross carrying amount [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
At January 1		46	43
Additions			3
Disposal
Foreign exchange difference
At December 31		46	46	43
Net book Value			46	43
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
At January 1		1,231	1,270
Additions			12
Disposal		(28)
Foreign exchange difference		(26)	(51)
At December 31		1,177	1,231	1,270
Net book Value			1,231	1,270
Gross carrying amount [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
At January 1		2,528	2,440
Additions			218
Disposal		(42)	(130)
Foreign exchange difference
At December 31		2,486	2,528	2,440
Net book Value			2,528	2,440
Gross carrying amount [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
At January 1		700	667
Additions		28	33
Disposal
Foreign exchange difference
At December 31		728	700	667
Net book Value			700	667
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
At January 1		(3,302)	(2,908)
Foreign exchange difference		26	47
At December 31		(3,722)	(3,302)	(2,908)
Depreciation charge		(510)	(565)
Disposal		64	124
Net book Value			(3,302)	(2,908)
Accumulated depreciation, amortisation and impairment [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
At January 1		(9)	(3)
Foreign exchange difference			(3)
At December 31		(12)	(9)	(3)
Depreciation charge		(3)	(3)
Disposal
Net book Value			(9)	(3)
Accumulated depreciation, amortisation and impairment [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
At January 1		(1,159)	(1,191)
Foreign exchange difference		26	50
At December 31		(1,122)	(1,159)	(1,191)
Depreciation charge		(13)	(18)
Disposal		24
Net book Value			(1,159)	(1,191)
Accumulated depreciation, amortisation and impairment [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
At January 1		(1,613)	(1,298)
Foreign exchange difference
At December 31		(2,014)	(1,613)	(1,298)
Depreciation charge		(441)	(439)
Disposal		40	124
Net book Value			(1,613)	(1,298)
Accumulated depreciation, amortisation and impairment [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
At January 1		(521)	(416)
Foreign exchange difference
At December 31		(574)	(521)	(416)
Depreciation charge		(53)	(105)
Disposal
Net book Value			¥ (521)	¥ (416)